STOCKHOLDERS' DEFICIT (Details) - Warrant [Member] - USD ($)	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Number of Shares Outstanding-Beginning Balance (In shares)	3,000,000	0
Number of Shares-Issued	4,379,158	3,000,000
Number of Shares-Exercised	0	0
Number of Shares-Expired	0	0
Number of Shares Outstanding-Ending Balance (In shares)	7,379,158	3,000,000
Number of Shares Exercisable	7,379,158
Outstanding and Exercisable:
Number of Shares-Weighted average remaining contractual term	4 years 2 months 16 days
Number of Shares-Aggregate intrinsic value	$ 319,774
Weighted Average Price pre share-Beginning Balance	$ 0.07	$ 0
Weighted Average Price pre share-Issued	0.04	0.07
Weighted Average Price pre share-Exercised	0	0
Weighted Average Price pre share-Expired	0	0
Weighted Average Price pre share-Ending Balance	0.05	$ 0.07
Weighted Average Price Per Shares Exercisable	$ 0.05